CASH FLOW STATEMENT - Schedule of Non-Cash and Other Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation	£ 2,396	£ 2,825	£ 2,732
Revaluation of investment properties	511	(575)	209
Allowance for loan losses	1,522	(1,378)	4,155
Write-off of allowance for loan losses, net of recoveries	(759)	(935)	(1,377)
Impairment charge (credit) relating to undrawn balances	122	(257)	289
Change in insurance contract liabilities	(16,590)	7,328	4,554
Other provision movements	(80)	(66)	85
Net charge in respect of defined benefit schemes	125	236	247
Foreign exchange impact on balance sheet	(291)	140	865
Interest expense on subordinated liabilities	697	1,320	1,080
Net gain on sale of financial assets at fair value through other comprehensive income	(92)	2	(149)
Hedging valuation adjustments on subordinated debt	(1,871)	(781)	280
Value of employee services	224	182	122
Transactions in own shares	(20)	(13)	293
Accretion of discounts and amortisation of premiums and issue costs	462	(306)	(82)
Share of post-tax results of associates and joint ventures	(10)	(2)	13
Transfers to income statement from reserves	43	(621)	(496)
Other non-cash items	(38)	(159)	(38)
Total non-cash items	(13,659)	8,227	12,871
Contributions to defined benefit schemes	(2,533)	(1,347)	(1,153)
Payments in respect of regulatory and legal provisions	(625)	(817)	(2,241)
Other	13	0	117
Total other items	(3,145)	(2,164)	(3,277)
Non-cash and other items	(16,804)	6,063	9,594
Regulatory and legal provisions
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Regulatory and legal provisions	255	1,300	464
Loans and receivables
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses	1,372	(1,121)	3,856
Financial assets at fair value through other comprehensive income
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of financial assets at fair value through other comprehensive income	6	(2)	5
Disposal of tangible fixed assets
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Profit on disposal of tangible fixed assets	£ (121)	£ (268)	£ (81)